Convertible Notes and Warrants - Line of Credit - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 10, 2014
Line Of Credit Facility [Line Items]
Change in fair value of warrant liabilities	$ (3,326)	$ 7,647	$ 200,994	$ (593,365)	$ (782,112)	$ (454,389)
Fair value assumptions, exercise Price	$ 4.72		$ 4.72
Expected term (in years)			10 years
Dividend yield			0.00%
Volatility rate			110.00%
Unamortized discount							996,024
Common Stock Warrants [Member]
Line Of Credit Facility [Line Items]
Fair value assumption, probability percentage					25.00%
Common Stock Warrants [Member] | Black Scholes Valuation Model
Line Of Credit Facility [Line Items]
Fair value assumption, probability percentage					75.00%
Common Stock Warrants [Member] | Line of Credit [Member]
Line Of Credit Facility [Line Items]
Fair market value of the collateral posted for the line of credit					2,178,000
Common stock warrants coverage amount of the fair market value					50.00%
Expected term (in years)					2 years
Dividend yield					0.00%
Fair value assumption, probability percentage					25.00%
Fair value of warrants recorded as liability					390,000
Accretion of discount recognized as interest expense					139,000
Unamortized discount					$ 315,000
Common Stock Warrants [Member] | Line of Credit [Member] | Black Scholes Valuation Model
Line Of Credit Facility [Line Items]
Fair value assumption, probability percentage					75.00%
Common Stock Warrants [Member] | Line of Credit [Member] | Minimum [Member]
Line Of Credit Facility [Line Items]
Fair value assumptions, exercise Price					$ 1.48
Average risk free interest rate					0.38%
Volatility rate					90.00%
Common Stock Warrants [Member] | Line of Credit [Member] | Maximum [Member]
Line Of Credit Facility [Line Items]
Fair value assumptions, exercise Price					$ 14.28
Average risk free interest rate					1.38%
Volatility rate					105.00%